Additional Information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of capitalised costs relating to oil and gas production activities
The following table shows the aggregate capitalised costs related to oil and gas exploration and production activities, and the related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia US$m	International US$m	Total US$m
2022

Unproved properties	1,154	1,834	2,988

Proved properties 1	49,190	15,546	64,736

Total costs	50,344	17,380	67,724

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(24,353)	(2,491)	(26,844)

Net capitalised costs	25,991	14,889	40,880

2021

Unproved properties	1,172	1,703	2,875

Proved properties 1	38,352	2,517	40,869

Total costs	39,524	4,220	43,744

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(22,738)	(1,958)	(24,696)

Net capitalised costs	16,786	2,262	19,048

2020

Unproved properties	2,709	1,750	4,459

Proved properties 1	35,892	1,377	37,269

Total costs	38,601	3,127	41,728

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(22,305)	(2,111)	(24,416)

Net capitalised costs	16,296	1,016	17,312

1.	Proved properties include the fair value ascribed to future phases of certain projects acquired through business combinations.

Summary of oil and gas property acquistion exploration and development activities
The following table shows the costs incurred related to oil and gas property acquisition, exploration and development activities (expensed and capitalised). Amounts shown include interest capitalised.

	Australia US$m	International US$m	Total US$m

2022
Acquisitions of proved property	8,488	11,098	19,586
Acquisitions of unproved property	-	180	180
Exploration 1	39	541	580
Development 2	2,365	1,740	4,105

Total costs 3	10,892	13,559	24,451

2021
Acquisitions of proved property	-	205	205
Acquisitions of unproved property	-	7	7
Exploration 1	459	84	543
Development	1,141	935	2,076

Total costs 3	1,600	1,231	2,831

2020
Acquisitions of proved property	-	540	540
Acquisitions of unproved property	-	26	26
Exploration 1	279	117	396
Development	987	256	1,243

Total costs 3	1,266	939	2,205

1.	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.
2.	Total development costs includes $3,812 million of expenditure and $294 million of capitalised interest in 2022.
3.	Total costs include $23,991 million (2021: $2,777 million, 2020: $2,138 million) capitalised during the year.

Summary of operations from oil and gas production activities
Results of operations from oil and gas production activities

	Australia US$m	International US$m	Total US$m
2022

Oil and gas revenue	12,453	1,575	14,028

Production costs	(1,277)	(353)	(1,630)

Exploration expenses	(20)	(440)	(460)

Depreciation, depletion, amortisation and valuation provision 1	(1,476)	(460)	(1,936)

Production taxes 2	(429)	(16)	(445)

Accretion expense 3	(85)	(23)	(108)

Income taxes	(2,707)	(151)	(2,858)

Royalty-related taxes 4	(501)	-	(501)

Results of oil and gas producing activities 5	5,958	132	6,090

2021

Oil and gas revenue	5,624	-	5,624

Production costs	(504)	-	(504)

Exploration expenses	(6)	(48)	(54)

Depreciation, depletion, amortisation and valuation provision 1	(501)	(268)	(769)

Production taxes 2	(218)	-	(218)

Accretion expense 3	(23)	(1)	(24)

Income taxes	(1,312)	-	(1,312)

Royalty-related taxes 4	-	-	-

Results of oil and gas producing activities 5	3,060	(317)	2,743

2020

Oil and gas revenue	3,339	-	3,339

Production costs	(550)	-	(550)

Exploration expenses	(8)	(59)	(67)

Depreciation, depletion, amortisation and valuation provision 1	(5,833)	(1,137)	(6,970)

Production taxes 2	(82)	-	(82)

Accretion expense 3	(27)	(1)	(28)

Income taxes	948	-	948

Royalty-related taxes 4	-	-	-

Results of oil and gas producing activities 5	(2,213)	(1,197)	(3,410)

1.	Includes valuation provision reversal of $900 million in 2022 (2021: reversal of $ 1,048 million and 2020: recognition of $5,269 million).
2.	Includes royalties and excise duty.
3.	Represents the unwinding of the discount on the closure and rehabilitation provision.
4.	Includes petroleum resource rent tax and petroleum revenue tax where applicable. Excludes deferred tax expense/ (benefit) of $(814) million (2021: $297 million; 2020: $(439) million).
5.
This table reflects the results of our oil and gas activities as reported in Note A.1 Segment revenue and expenses in section 5 – Financial Statements. Other income, other expenses, general and administrative costs and amounts relating to the marketing and corporate/other segments within the note are excluded.

Summary of standardised measure of discounted future cash flows

	Australia US$m	International US$m	Total US$m

2022

Future cash inflows 1	197,194	38,256	235,450

Future production costs 1	(31,157)	(9,698)	(40,855)

Future development costs 2	(12,259)	(4,487)	(16,746)

Future income taxes	(62,182)	(4,823)	(67,005)
Future net cash flows	91,596	19,248	110,844

Discount at 10% per annum	(48,924)	(7,777)	(56,701)

Standardised measure	42,672	11,471	54,143

2021

Future cash inflows 1	76,202	5,695	81,897

Future production costs 1	(22,193)	(899)	(23,092)

Future development costs 2	(8,296)	(2,481)	(10,777)

Future income taxes	(16,266)	(90)	(16,356)

Future net cash flows	29,447	2,225	31,672

Discount at 10% per annum	(14,793)	(1,142)	(15,935)

Standardised measure	14,654	1,083	15,737

2020

Future cash inflows 1	14,629	-	14,629

Future production costs 1	(3,862)	-	(3,862)

Future development costs 2	(3,800)	-	(3,800)

Future income taxes	(1,023)	-	(1,023)

Future net cash flows	5,944	-	5,944

Discount at 10% per annum	(860)	-	(860)

Standardised measure	5,084	-	5,084

1.
Woodside have entered multiple term contracts relating to LNG volumes from our producing and sanctioned assets. Under a 2P reserves outcome, we produce a sufficient quantity of LNG to satisfy these contracts within expected timeframes. Therefore, we have not included the revenue and cost impact of LNG shortfalls under a SEC 1P reserves outcome.

2.	Future development costs include decommissioning.

Summary of movement in changes in the standardised measure
Changes in the standardised measure are presented in the following table.

	2022 US$m	2021 US$m	2020 US$m

Changes in the standardised measure

Standardised measure at the beginning of the year	15,737	5,084	10,324

Revisions:

Prices, net of production costs	22,558	7,741	(5,800)

Changes in future development costs	(873)	20	(29)

Revisions of reserves quantity estimates	5,898	2,109	269

Accretion of discount	4,051	430	1,038

Changes in production timing and other	2,371	3,485	(1,180)

Sales of oil and gas, net of production costs	(10,202)	(5,698)	(2,666)

Acquisitions of reserves-in-place	28,309	-	-

Sales of reserves-in-place	-	-	-

Previously estimated development costs incurred	3,339	565	702

Extensions, discoveries, and improved recoveries, net of future costs	-	8,346	44

Changes in future income taxes	(17,045)	(6,345)	2,382
Standardised measure at the end of the year	54,143	15,737	5,084

1.	Changes in reserves quantities are shown in section 3.9 - Reserves Statement.

Summary of movement in capitalised exploratory well costs
The following table provides the changes to the capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 31 December 2022, 31 December 2021 and 31 December 2020.

	2022 US$m	2021 US$m	2020 US$m

Movement in capitalised exploratory well costs 1

At the beginning of the year	614	2,045	3,809

A c quisition to the capitalised exploratory well costs pending the determination of proved reserves	180	-	-

Additions to the capitalised exploratory well costs pending the determination of proved reserves	111	501	399

Capitalised exploratory well costs expensed 2 ,3	(62)	(268)	(1,571)

Capitalised exploratory well costs reclassified to wells, equipment and facilities based on the determination of proved reserves	(36)	(1,664)	(592)

Sale of suspended wells	-	-	-

At the end of the year	807	614	2,045

1.	Suspended exploratory well costs represent capitalised exploration, evaluation and permit acquisition costs.
2.	Includes $1,557 million of impairment losses in 2020.
3 .	Includes amortisation of licence acquisition costs.

Summary of ageing of capitalised exploratory well costs

	2022 US$m	2021 US$m	2020 US$m

Ageing of capitalised exploratory well costs

Exploratory well costs capitalised for a period of one year or less	124	19	330

Exploratory well costs capitalised for a period greater than one year	683	595	1,715

At the end of the year	807	614	2,045

	2022	2021	2020

Number of projects that have been capitalised for a period greater than one year	21	25	13

1.	Ageing of exploratory wells considers dates prior to the merger with BHP’s petroleum business which completed on 1 June 2022.